Provisions for employee benefits (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Provisions for employee benefits	€ 1,022	€ 868
TFR [Member]
Statement Line Items [Line Items]
Provisions for employee benefits	284	298
Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Provisions for employee benefits	409	276
FISDE and other foreign medical plans [Member]
Statement Line Items [Line Items]
Provisions for employee benefits	122	124
Other benefit plans [Member]
Statement Line Items [Line Items]
Provisions for employee benefits	€ 207	€ 170